Income Tax - Movements of Deferred Income Tax Assets and Liabilities (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income tax [Line Items]
Recognized in Profit or Loss	$ (176)	$ (218)	$ (318)
Deferred tax asset [Member]
Income tax [Line Items]
Beginning balance	2,099	2,197	2,785
Recognized in Profit or Loss	12	(67)	(357)
Recognized in Other Comprehensive Income	(450)	(31)	(231)
Ending balance	1,661	2,099	2,197
Deferred tax asset [Member] | Defined benefit pension plans [Member]
Income tax [Line Items]
Beginning balance	1,484	1,514	1,744
Recognized in Profit or Loss	11	1	1
Recognized in Other Comprehensive Income	(450)	(31)	(231)
Ending balance	1,045	1,484	1,514
Deferred tax asset [Member] | Allowance for doubtful receivables over quota [Member]
Income tax [Line Items]
Beginning balance	143	184	265
Recognized in Profit or Loss	(25)	(41)	(81)
Recognized in Other Comprehensive Income	0	0	0
Ending balance	118	143	184
Deferred tax asset [Member] | Valuation loss on inventory [Member]
Income tax [Line Items]
Beginning balance	76	105	197
Recognized in Profit or Loss	3	(29)	(92)
Recognized in Other Comprehensive Income	0	0	0
Ending balance	79	76	105
Deferred tax asset [Member] | Seniority bonus [Member]
Income tax [Line Items]
Beginning balance	69	5	5
Recognized in Profit or Loss	6	64	0
Recognized in Other Comprehensive Income	0	0	0
Ending balance	75	69	5
Deferred tax asset [Member] | Impairment loss on assets [Member]
Income tax [Line Items]
Beginning balance	60	0	0
Recognized in Profit or Loss	0	60	0
Recognized in Other Comprehensive Income	0	0	0
Ending balance	60	60	0
Deferred tax asset [Member] | Estimated warranty liabilities [Member]
Income tax [Line Items]
Beginning balance	48	47	43
Recognized in Profit or Loss	8	1	4
Recognized in Other Comprehensive Income	0	0	0
Ending balance	56	48	47
Deferred tax asset [Member] | Valuation loss on financial assets [Member]
Income tax [Line Items]
Beginning balance	45	24	0
Recognized in Profit or Loss	29	21	24
Recognized in Other Comprehensive Income	0	0	0
Ending balance	74	45	24
Deferred tax asset [Member] | Valuation Loss on Onerous Contracts [Member]
Income tax [Line Items]
Beginning balance	37	18	26
Recognized in Profit or Loss	8	19	(8)
Recognized in Other Comprehensive Income	0	0	0
Ending balance	45	37	18
Deferred tax asset [Member] | Accrued Award Credits Liabilities [Member]
Income tax [Line Items]
Beginning balance	17	12	9
Recognized in Profit or Loss	(2)	5	3
Recognized in Other Comprehensive Income	0	0	0
Ending balance	15	17	12
Deferred tax asset [Member] | Deferred revenue [Member]
Income tax [Line Items]
Beginning balance	15	30	49
Recognized in Profit or Loss	(10)	(15)	(19)
Recognized in Other Comprehensive Income	0	0	0
Ending balance	5	15	30
Deferred tax asset [Member] | Share of profit or loss of associates and joint ventures accounted for using equity method [Member]
Income tax [Line Items]
Beginning balance	8	2	401
Recognized in Profit or Loss	7	6	(399)
Recognized in Other Comprehensive Income	0	0	0
Ending balance	15	8	2
Deferred tax asset [Member] | Unrealized foreign exchange loss gain, net [Member]
Income tax [Line Items]
Beginning balance	3	58	2
Recognized in Profit or Loss	(2)	(55)	56
Recognized in Other Comprehensive Income	0	0	0
Ending balance	1	3	58
Deferred tax asset [Member] | Others [Member]
Income tax [Line Items]
Beginning balance	25	28	33
Recognized in Profit or Loss	48	(3)	(5)
Recognized in Other Comprehensive Income	0	0	0
Ending balance	73	25	28
Deferred tax asset [Member] | Temporary differences [Member]
Income tax [Line Items]
Beginning balance	2,030	2,027	2,774
Recognized in Profit or Loss	81	34	(516)
Recognized in Other Comprehensive Income	(450)	(31)	(231)
Ending balance	1,661	2,030	2,027
Deferred tax asset [Member] | Unused tax losses [Member]
Income tax [Line Items]
Beginning balance	69	170	11
Recognized in Profit or Loss	(69)	(101)	159
Recognized in Other Comprehensive Income	0	0	0
Ending balance	0	69	170
Deferred Tax Liability
Income tax [Line Items]
Beginning balance	(2,461)	(2,301)	(2,189)
Recognized in Profit or Loss	(196)	(160)	(112)
Recognized in Other Comprehensive Income	(1)	0	0
Ending balance	(2,658)	(2,461)	(2,301)
Deferred Tax Liability | Defined benefit pension plans [Member]
Income tax [Line Items]
Beginning balance	(2,260)	(2,114)	(1,969)
Recognized in Profit or Loss	(142)	(146)	(145)
Recognized in Other Comprehensive Income	(1)	0	0
Ending balance	(2,403)	(2,260)	(2,114)
Deferred Tax Liability | Unrealized foreign exchange loss gain, net [Member]
Income tax [Line Items]
Beginning balance	(12)	(1)	(27)
Recognized in Profit or Loss	6	(11)	26
Recognized in Other Comprehensive Income	0	0	0
Ending balance	(6)	(12)	(1)
Deferred Tax Liability | Others [Member]
Income tax [Line Items]
Beginning balance	(10)	(1)	(19)
Recognized in Profit or Loss	(17)	(9)	18
Recognized in Other Comprehensive Income	0	0	0
Ending balance	(27)	(10)	(1)
Deferred Tax Liability | Land value incremental tax [Member]
Income tax [Line Items]
Beginning balance	(95)	(95)	(95)
Recognized in Profit or Loss	0	0	0
Recognized in Other Comprehensive Income	0	0	0
Ending balance	(95)	(95)	(95)
Deferred Tax Liability | Deferred revenue for award credits [Member]
Income tax [Line Items]
Beginning balance	(66)	(70)	(55)
Recognized in Profit or Loss	(45)	4	(15)
Recognized in Other Comprehensive Income	0	0	0
Ending balance	(111)	(66)	(70)
Deferred Tax Liability | Intangible assets [member]
Income tax [Line Items]
Beginning balance	(18)	(20)	(24)
Recognized in Profit or Loss	2	2	4
Recognized in Other Comprehensive Income	0	0	0
Ending balance	(16)	(18)	$ (20)
Deferred Tax Liability | Valuation gain on financial assets, net [member]
Income tax [Line Items]
Beginning balance	0
Recognized in Profit or Loss	0
Recognized in Other Comprehensive Income	0
Ending balance	$ 0	$ 0